Investment Strategy	Feb. 27, 2026
FORT PITT CAPITAL TOTAL RETURN FUND
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies of the Fund: The Fund has a long-term investment outlook and generally undertakes a “buy and hold” strategy in order to reduce turnover and maximize after-tax returns. Under normal market conditions, the Fund will invest primarily in common stocks of large and mid-sized U.S. companies that the Advisor considers to be profitable and which have returns on equity near or higher than their peers, and that the Advisor believes are undervalued as measured by their price-to-earnings (“P/E”) ratio. Return on equity measures how much profit a company generates with the money that shareholders have invested in the company, and is calculated by dividing net income by shareholder equity. The Fund currently considers companies with a market capitalization between $2 billion and $10 billion to be mid-sized companies and companies with a market capitalization over $10 billion to be large-sized companies. The Fund also may purchase small capitalization stocks (companies with less than $2 billion in market capitalization). The Fund may from time to time emphasize investments in certain sectors of the market. Industry and sector classifications can differ widely amongst various data sources and financial institutions.

A portion of the Fund’s assets may also be invested in fixed income investments (primarily U.S. government obligations) when the Advisor determines that prospective returns from fixed income securities are competitive with those of common stocks. The percentage of assets allocated between equity and fixed income securities is flexible rather than fixed. The Fund will only invest in fixed income investments which are rated investment grade, or BBB and above as defined by S&P Global Ratings (“Standard & Poor’s®”) or Baa and above by Moody’s Investors Service, Inc. (“Moody’s”). The Fund may invest in fixed income investments of any maturity.

The Fund also may invest without limit in American Depositary Receipts (“ADRs”), which are equity securities traded on U.S. exchanges, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may also invest up to 10% of its net assets in other mutual funds, including exchange-traded funds (“ETFs”).

With respect to the selection of stocks in which the Fund invests, the Advisor identifies stocks for investment using its own research and analysis techniques, and supplements its internal research with the research and analysis of major U.S. investment and brokerage firms.